SHAREHOLDERS' EQUITY (Details) (USD $)	1 Months Ended		12 Months Ended
	Nov. 30, 2013	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			90,000,000	90,000,000	51,200,000
Increased authorized share capital (in shares)					38,800,000
Balance at end of period (in shares)			90,000,000	90,000,000	90,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			52,915,639	47,303,394	46,898,782
Balance at beginning of period, outstanding (in shares)			52,915,639	47,303,394	46,898,782
Balance at end of period, issued (in shares)			75,382,001	52,915,639	47,303,394
Balance at end of period, outstanding (in shares)			75,382,001	52,915,639	47,303,394
Common Stock [Roll forward]
Balance at beginning of period			$ 529,000	$ 473,000	$ 469,000
Common Shares Issued in Follow-on Offering			206,000	55,000
Compensation			2,093,000	1,258,000	1,320,000
Common Shares Issued, 2011 Equity Incentive Plan					4,000
Balance at end of period			754,000	529,000	473,000
Common Stock [Abstract]
Common shares issued in public offering (in shares)	9,343,750	11,212,500	20,556,250	5,500,000
Net proceeds from underwritten public offering of common shares	70,900,000	102,200,000	172,611,000	75,582,000	4,000
Common Stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Additional Paid in Capital [Abstract]
Share Premium Fund			172,400,000	0
Reduction of Share Premium				75,600,000
Contributed Surplus Account [Abstract]
Net Income (Loss)			105,417,000	73,192,000	72,298,000
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right						one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share
Stockholders rights, exercise price (in dollars per share)						$ 115
Percentage of common stock ownership (in hundredths)						15.00%
Employees and Non-Employees [Member]
Common Stock [Abstract]
Shares held in treasury (in shares)			23,000
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member]
Common Stock [Abstract]
Common Stock, par value (in dollars per share)				$ 0.01
Restricted shares issued and outstanding (in shares)			690,551	690,551	578,306
Restricted Stock Awards [Member] | Employees and Non-Employees [Member] | Stock Incentive Plan 2011 [Member]
Common Stock [Abstract]
Shares held in treasury (in shares)			14,500	8,500
Restricted shares issued and outstanding (in shares)			40,000	217,500	226,000
Common Stock [Member]
Issued and Outstanding Shares [Roll forward]
Compensation - Restricted Shares (in shares)			1,910,112	112,245	4,612
Common Shares Issued, 2011 Equity Incentive Plan (in shares)					400,000
Common Stock [Abstract]
Common shares issued in public offering (in shares)			20,556,250	5,500,000
Shares held in treasury (in shares)			14,500	8,500
Contributed Surplus Account [Abstract]
Net Income (Loss)			0	0	0
Restricted Stock [Member]
Common Stock [Roll forward]
Compensation			$ 19,000	$ 1,000	$ 0